UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors LLC
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Robert L. Pharr
Title:      Managing Partner
Phone:      704-556-9300

Signature                            City      State     and Date of Signing:

Robert L. Pharr                      Charlotte NC              01/12/09
---------------                      ---------------           --------
Signature                            City      State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:         $344,076,760.60

List of Other Included Managers:                NONE

                               13F HOLDINGS REPORT
                              As of Date: 12/31/08

                                                                                             INVESTMENT
                 ISSUER                   TITLE OF     CUSIP        MKT        SHARES/       DISCRETION   OTHER    VOTING AUTHORITY
                  NAME                     CLASS       NUMBER       VAL       PRINC AMT    SOLE(A) SHARED MNGRS   SOLE   SHARED NONE
AT&T, Inc.                              COMMON STOCK  00206R102  16684641.00    585,426    585,426    -    ALL    585,426   0     0
American Tower Corp.                    COMMON STOCK  029912201  16034609.56    546,883    546,883    -    ALL    546,883   0     0
Amgen, Inc.                             COMMON STOCK  031162100  15661857.75    271,201    271,201    -    ALL    271,201   0     0
Autodesk, Inc.                          COMMON STOCK  052769106  14620641.45    744,053    744,053    -    ALL    744,053   0     0
Best Buy Co., Inc.                      COMMON STOCK  086516101  18681213.36    664,575    664,575    -    ALL    664,575   0     0
Celgene Corp.                           COMMON STOCK  151020104  15351366.56    277,702    277,702    -    ALL    277,702   0     0
Cisco Systems, Inc.                     COMMON STOCK  17275R102  14690244.60    901,242    901,242    -    ALL    901,242   0     0
Coach, Inc.                             COMMON STOCK  189754104  18232342.17    877,821    877,821    -    ALL    877,821   0     0
Costco Wholesale Corp.                  COMMON STOCK  22160K105  15213240.00    289,776    289,776    -    ALL    289,776   0     0
Genzyme Corp.                           COMMON STOCK  372917104  15336514.12    231,076    231,076    -    ALL    231,076   0     0
IShares Nasdaq Biotechnology            COMMON STOCK  464287556    891322.25     12,545     12,545    -    ALL     12,545   0     0
Int'l Business Machines                 COMMON STOCK  459200101  15862645.12    188,482    188,482    -    ALL    188,482   0     0
Intel Corp.                             COMMON STOCK  458140100  15405382.84  1,050,845  1,050,845    -    ALL  1,050,845   0     0
Ishares Dow Jones US Technology Sector  COMMON STOCK  464287721   1838102.96     52,027     52,027    -    ALL     52,027   0     0
Ishares Dow Jones US Telecom Sector     COMMON STOCK  464287713    890256.70     54,020     54,020    -    ALL     54,020   0     0
Ishares Tr. Lehman US Agg. Bond Fund    COMMON STOCK  464287226   1631028.74     15,653     15,653    -    ALL     15,653   0     0
Lowes Cos. Inc.                         COMMON STOCK  548661107  18347559.43    852,582    852,582    -    ALL    852,582   0     0
Nike, Inc. Class B                      COMMON STOCK  654106103  16257372.00    318,772    318,772    -    ALL    318,772   0     0
Oracle Corp.                            COMMON STOCK  68389X105  16657600.95    939,515    939,515    -    ALL    939,515   0     0
Qualcomm, Inc.                          COMMON STOCK  747525103  15548273.89    433,946    433,946    -    ALL    433,946   0     0
Research In Motion Ltd.                 COMMON STOCK  760975102  14493065.84    357,148    357,148    -    ALL    357,148   0     0
SPDR SERIES TRUST LEHMAN YLD ETF        COMMON STOCK  78464A417    287948.43      8,890      8,890    -    ALL      8,890   0     0
SPDR Tr Unit Ser 1                      COMMON STOCK  78462F103   2592053.76     28,724     28,724    -    ALL     28,724   0     0
Target Corp.                            COMMON STOCK  87612E106  15029997.44    435,274    435,274    -    ALL    435,274   0     0
VANGUARD INDEX FDS EXTEND MKT ETF       COMMON STOCK  922908652   2723599.64     86,217     86,217    -    ALL     86,217   0     0
VANGUARD INTL EQTY IDX ALLWRLD EX US    COMMON STOCK  922042775   7127502.52    220,529    220,529    -    ALL    220,529   0     0
Vanguard Consumer Discretionary ETF     COMMON STOCK  92204A108   1401416.48     43,468     43,468    -    ALL     43,468   0     0
Vanguard Consumer Staples ETF           COMMON STOCK  92204A207    563521.59      9,741      9,741    -    ALL      9,741   0     0
Verizon Comm., Inc.                     COMMON STOCK  92343v104  17577048.30    518,497    518,497    -    ALL    518,497   0     0
Walgreen Co.                            COMMON STOCK  931422109  16324731.23    661,724    661,724    -    ALL    661,724   0     0
streetTRACKS Total Market ETF           COMMON STOCK  78464A805   2119659.91     32,439     32,439    -    ALL     32,439   0     0